SCHEDULE OF CASH AND CASH EQUIVALENTS AND MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 2,468	$ 2,442
Total marketable securities	3,917	5,760
Total cash, cash equivalents and marketable securities	6,385	8,202
Money Market Funds [Member]
Cash and Cash Equivalents [Line Items]
Total marketable securities	1,420	1,999
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Total marketable securities	2,497	3,761
Cash [Member]
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	2,468	1,195
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents		$ 1,247